CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Statement Of Financial Position [Abstract]
Preferred stock par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	20,920,648	20,920,648
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	21,444,267	21,436,767
Treasury stock, common shares	406,627	406,627